Events After The Reporting Period - Additional Information (Detail) - USD ($)	Mar. 22, 2022	Mar. 14, 2022	Jan. 21, 2021	Mar. 31, 2022	Feb. 10, 2022	Feb. 01, 2022	Dec. 31, 2021	Dec. 08, 2021	Dec. 08, 2020
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares		$ 230,000,000,000
Par value per share							$ 0.0001
Dividend Payables				$ 23,600,000
Nonadjusting Events Reporting Period [Member] | Kamaroopin [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired									40.00%
Cash transferred						$ 7,700,000
Minority interest ownership interest acquired						40.00%
Percentage Of acquired undisclosed equity consideration contingent		60.00%						60.00%
Patria Latin American Growth Opportunity Acquisition Corp [Member] | Nonadjusting Events Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loss Contingency, Loss in Period	$ 2,100
Class A Common Shares Special Purpose Acquisition Company [Member] | Nonadjusting Events Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share		$ 18.00
IPO [Member] | Patria Latin American Growth Opportunity Acquisition Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues		23,000,000
Par value per share		$ 10.00
IPO [Member] | Patria Latin American Growth Opportunity Acquisition Corp [Member] | Nonadjusting Events Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		10.00
Issue Of Warrant							$ 26,000,000
IPO [Member] | Class A Common Share [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues			34,613,647
IPO [Member] | Class A Common Share [Member] | Patria Latin American Growth Opportunity Acquisition Corp [Member] | Nonadjusting Events Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		$ 0.0001
Over Allotment Option [Member] | Patria Latin American Growth Opportunity Acquisition Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock issued during period, shares, new issues		3,000,000
Public Warrant member [Member] | IPO [Member] | Patria Latin American Growth Opportunity Acquisition Corp [Member] | Nonadjusting Events Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue Of Warrant		$ (11,500,000)
Public Warrant member [Member] | IPO [Member] | Class A Common Share [Member] | Patria Latin American Growth Opportunity Acquisition Corp [Member] | Nonadjusting Events Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		$ 11.50
Private Placement Warrant member [Member] | IPO [Member] | Patria Latin American Growth Opportunity Acquisition Corp [Member] | Nonadjusting Events Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue Of Warrant		$ 14,500,000
Patria Holdings Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable per share					$ 0.16